Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Borrowings

Note	29 | Borrowings

	12.31.22	12.31.21
Non-current
Corporate notes (1)	14,537	—

Current
Corporate notes (1)	—	19,609
Interest from corporate notes	184	380
Total current	184	19,989

(1)	Net of debt issuance, repurchase and redemption expenses.

The fair values of the Company’s borrowings as of December 31, 2022 and 2021 amount approximately to $ 14,029.4 and $ 17,497.3, respectively. Such values were determined on the basis of the estimated market price of the Company’s Corporate Notes at the end of each year. The applicable fair value category is Level 1.

On April 12, 2022, the Company launched an offer to exchange the Class No. 9 Corporate Notes issued by the Company maturing on October 25, 2022, for New Class No. 1 Corporate Notes due in 2025, whose issue and placement were approved by the Company on May 12, 2022 (Note 39).

Additionally, on August 5, 2022, the Company approved the terms of issue of New Class No. 2 Corporate Notes due in 2024, in the framework of the Global Simple Corporate Notes Issuance Program, in accordance with the provisions of the Prospectus Supplement dated September 14, 2022 (Note 39).

Furthermore, on September 23, 2022, the Company reopened the exchange offer of the Class No. 9 Corporate Notes issued by the Company maturing on October 25, 2022, for New Class No. 1 Corporate Notes due in 2025, whose issue and placement were approved by the Company on October 24, 2022 (Note 39).

In relation thereto, on October 25, 2022, the Company made payment to the Holders of Class No. 9 Corporate Notes who did not participate in the exchange offer, for a total amount of USD 20,616,000, along with the final scheduled interest payment.

The Company is subject to restrictions on its ability to incur indebtedness pursuant to the terms and conditions of the Class No. 2 Corporate Notes due 2024, and the Class No. 1 Corporate Notes due 2025, which indicate that the Company may not incur new Indebtedness, except for certain Permitted Indebtedness or when the Debt ratio is not greater than 3.75 or less than zero and the Interest Expense Coverage ratio is less than 2. As of December 31, 2022, the values of the above-mentioned ratios meet the established parameters.

Moreover, in July 2022, through successive market transactions, the Company repurchased Class No. 9 Corporate Notes for a total of USD 1,586,000 nominal value, which is equivalent to $ 472. The aforementioned Corporate Notes held by the Company were settled in the market on October 18, 2022

Finally, on February 10, 2023, the Company approved the terms of issue of the Class No. 2 Additional Corporate Notes due in 2024, in the framework of the Global Simple Corporate Notes Issuance Program, in accordance with the provisions of the Prospectus Supplement dated February 28, 2023 (Note 39).

The Company’s borrowings are denominated in the following currencies:

	12.31.22	12.31.21
US dollars	14,721	19,989

The maturities of the Company’s borrowings and their exposure to interest rates are as follow:

	12.31.22	12.31.21
Fixed rate
Less than 1 year	184	19,989
From 1 to 2 years	14,537	—
Total fixed rate	14,721	19,989

The roll forward of the Company’s borrowings during the year was as follows:

	12.31.22	12.31.21
Balance at beginning of the year	19,989	24,702
Proceeds from borrowings	4,420	—
Payment of borrowings' interests	(896)	(1,743)
Paid from repurchase of Corporate Notes	(472)	(33)
Gain from repurchase of Corporate Notes	363	(6)
Payment of borrowings	(6,078)	—
Loss on debt restructuring	449	—
Payment of Corporate Notes issuance expenses	(565)	—
Exchange diference and interest accrued	8,117	5,394
Result from exposure to inlfation	(10,606)	(8,325)
Balance at the end of year	14,721	19,989

Corporate Notes programs

The Company has a Corporate Notes program, the relevant information of which is detailed below:

Debt issued in United States dollars

		in USD				in millions of $
Corporate Notes	Class	Debt structure at 12/31/2021 and 2020	Opening of the exchange offer	Reopening of the exchange offer	Debt structure at 12/31/2022	Debt structure at 12/31/2021	Debt structure at 12/31/2022
Fixed rate par note - Maturity 2022	9	98,057,000	26,231,000	20,616,000	—	19,989	—
Fixed rate par note - Maturity 2024	2	—	—	30,000,000	30,000,000	—	5,141
Fixed rate par note - Maturity 2025	1	—	52,706,268	55,244,538	55,244,538	—	9,580
Total		98,057,000	78,937,268	105,860,538	85,244,538	19,989	14,721

The main covenants are those detailed below:

i.	Negative Covenants

The terms and conditions of the Corporate Notes include a number of negative covenants that limit the Company’s ability to, among other things:

- Create or permit liens on its property or assets;

- Incur indebtedness, in certain specified cases;

- Sell the Company’s assets related to its main business;

- Carry out transactions with shareholders or related companies;

- Make certain payments (including, but not limited to, dividends, purchases of edenor’s common shares or payments on subordinated debt);

- Enter into merger transactions, unless they meet certain criteria.

ii.	Suspension of Covenants:

Certain negative covenants set forth in the terms and conditions of the Corporate Notes will be suspended or adapted if:

-	The Company attains an Investment Grade Rating on its long term debt, or the Debt Ratio is equal to or lower than 3.75 and the Interest Expense Coverage Ratio is less than 2.
-	If the Company subsequently loses its Investment Grade rating or its Debt Ratio is greater than 3.75 and the Interest Expense Coverage Ratio is less than 2, as applicable, the suspended negative covenants will again be applicable.

At the date of issuance of these financial statements, the previously mentioned ratios have been complied with.